Earnings/(Loss) Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Components of the numerator for the calculation of basic and diluted EPS
Net income/(loss) net of non-controlling interests - continuing operations - basic	$ 665,772	$ (78,999)
Net income/(loss) net of non-controlling interests - continuing operations - diluted	665,772	(78,999)
Net (loss)/income net of non-controlling interest - discontinued operations - basic	(90,558)	575,796
Net (loss)/income net of non-controlling interest - discontinued operations - diluted	$ (90,558)	$ 575,796
Weighted average number of shares outstanding
Weighted average number of common shares outstanding, basic (in shares)	108,125	110,093
Dilutive impact of share options and RSUs (in shares)	407	197
Weighted average number of common shares outstanding, diluted (in shares)	108,532	110,290
Basic EPS from continuing operations (in USD per share)	$ 6.16	$ (0.72)
Dilutive earnings/(loss) per share from continuing operations (in USD per share)	6.13	(0.72)
Basic (loss)/earnings per share from discontinued operations (in USD per share)	(0.84)	5.23
Dilutive (loss)/earnings per share from discontinued operations (in USD per share)	$ (0.84)	$ 5.23